Post-Employment and Other Long-Term Employees Benefits - Components of Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 27	$ 27	$ 27
Interest cost	24	24	23
Expected return on plan assets	(22)	(23)	(21)
Amortization of actuarial net loss (gain)	10	8	9
Amortization of prior service cost	1	1
Effect of settlement	3		1
Effect of curtailment		1
Net periodic benefit cost	43	38	39
Other Long-Term Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	5	6	3
Interest cost	1	1	2
Amortization of actuarial net loss (gain)	7	1	3
Net periodic benefit cost	$ 13	$ 8	$ 8